Capital Stock Transactions	12 Months Ended
Jun. 30, 2013
Notes
Capital Stock Transactions

NOTE 9 – CAPITAL STOCK TRANSACTIONS

Preferred stock

The authorized preferred stock is 10,000,000 shares with a par value of $0.001. As of June 30, 2013, the Company has no shares of preferred stock issued or outstanding.

Common stock

The authorized common stock is 200,000,000 shares with a par value of $0.001. As of June 30, 2013 and 2012, 75,401,892 and 50,518,470 shares were issued and outstanding, respectively.

During the year ended June 30, 2012, the Company issued 456,131 shares of common stock with 456,131 attached warrants for $45,613. The warrants were exercisable for a one year period at an exercise price of $0.15 and expired unexercised. The Company valued these warrants using the Black-Scholes valuation model using the assumptions detailed in Note 10 and attributed a total of $26,007 of the total $45,613 proceeds to the warrants based on their relative fair value.

During the year ended June 30, 2013, the Company issued 1,625,000 shares of common stock for cash proceeds of $32,500.

During the year ended June 30, 2013, the Company issued 7,000,000 shares of common stock for services valued at $110,750. The Company recorded $72,299 to deferred compensation and is amortizing that amount over the term of the service contracts.

During the year ended June 30, 2013 the company issued 9,605,302 shares of common stock for conversion of $65,000, of debt and $2,600 of accrued interest.

Additionally, the Company converted a shareholder loan to common stock during the year ended June 30, 2013.  The loan of $12,418 was converted into 1,653,120 common shares.  The stock was issued at a price below market value so a loss on the conversion of $20,644 was recorded.

During the year ended June 30, 2013, the Company issued 5,000,000 shares of common stock valued at $75,000 for the purchase of intangible assets.